Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Compensation Committee or, with respect to the Chief Executive Officer, the Board upon the recommendation of the Compensation Committee, generally approves and grants annual equity awards at approximately the same time every year as part of the company-wide performance review and compensation cycle. Typically, at the first quarterly meeting of any new fiscal year, which typically occurs in February, the Compensation Committee (or the Board upon the recommendation of the Compensation Committee in the case of the Chief Executive Officer) reviews and approves the equity compensation to be awarded to continuing executive officers and non-executive employees (though the Compensation Committee may act by written consent to approve non-executive employee grants) for grant on the same date, which is typically the date the Board approves the Chief Executive Officer’s grant. Outside of the annual grant cycle, we may make equity awards in connection with new hire packages or retention grants. In the case of new hire awards, the grant date is typically the start date for executive management team members and on or about the 17th day of the month for non-executive employees. Also, non-employee directors receive automatic grants of initial stock options at the time of a director’s initial appointment or election to the Board and automatic grants of annual stock options at the time of each year’s annual meeting of stockholders pursuant to the Director Compensation Policy. While there is no specific cadence with respect to retention grants given their ad hoc nature, such awards are not made in anticipation of the release of material nonpublic information. More generally, equity awards, including stock options, are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the basis of option or equity grant dates. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
We did not grant any stock options to Named Executive Officers in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Annual Report on Form 10-K, any Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.
Award Timing Method	The Compensation Committee or, with respect to the Chief Executive Officer, the Board upon the recommendation of the Compensation Committee, generally approves and grants annual equity awards at approximately the same time every year as part of the company-wide performance review and compensation cycle. Typically, at the first quarterly meeting of any new fiscal year, which typically occurs in February, the Compensation Committee (or the Board upon the recommendation of the Compensation Committee in the case of the Chief Executive Officer) reviews and approves the equity compensation to be awarded to continuing executive officers and non-executive employees (though the Compensation Committee may act by written consent to approve non-executive employee grants) for grant on the same date, which is typically the date the Board approves the Chief Executive Officer’s grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the case of new hire awards, the grant date is typically the start date for executive management team members and on or about the 17th day of the month for non-executive employees. Also, non-employee directors receive automatic grants of initial stock options at the time of a director’s initial appointment or election to the Board and automatic grants of annual stock options at the time of each year’s annual meeting of stockholders pursuant to the Director Compensation Policy. While there is no specific cadence with respect to retention grants given their ad hoc nature, such awards are not made in anticipation of the release of material nonpublic information. More generally, equity awards, including stock options, are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the basis of option or equity grant dates. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.

MNPI Disclosure Timed for Compensation Value	false